Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Airport operating services to airlines:
Landing	$ 1,468,350	$ 1,406,936	$ 1,262,276
Charges for not canceling extended stay reservations	16,187	27,774	10,102
Parking on embarking/disembarking platform	210,956	172,395	147,775
Parking on extended stay or overnight platform	143,719	132,556	130,002
Passenger walkways and shuttle buses	38,510	38,383	36,646
Airport security charges	613,821	569,599	517,402
Airport real estate services to airlines:
Leasing of hangars to airlines	33,416	31,072	31,470
Leasing of shops, warehouses and stockrooms to airlines (operating)	7,366	7,148	6,252
Leasing of space and other terminal facilities to airlines within the terminal (operating)	80,467	70,152	72,975
Leasing of land and other surfaces to airlines outside the terminal (operating)	9,063	8,619	11,308
Leasing of check-in desks and other terminal space	5,316	5,366	5,132
Leasing of desks and other terminal space for ticket sale	6,115	2,165	2,187
Airport passenger services:
Domestic passenger charges	7,154,755	7,784,766	6,753,767
International passenger charges	8,520,174	8,276,384	7,689,784
Airport real estate services and rights of access to other operators	117,424	109,983	100,864
Complementary services:
Catering services	52,113	39,337	31,647
Other third-party ramp services rendered to airlines	214,253	188,772	160,196
Traffic and/or dispatch	48,773	44,759	39,123
Fuel supply or removal	353,595	335,941	314,642
Third-party airplane maintenance and repair	15,694	15,288	13,184
Total aeronautical services (regulated revenues included in the maximum rate)	19,110,067	19,267,395	17,336,734
Regulated revenues not included in the maximum rate:
Car parking charges	696,958	706,923	548,862
Recovery of cost over aeronautical services	130,028	134,753	133,163
Recovery of cost over non-aeronautical services	108,732	93,802	90,257
Total regulated revenues not included in the maximum rate	935,718	935,478	772,282
Total regulated revenues	20,045,785	20,202,873	18,109,016
Commercial concessions:
Retail operations	158,882	197,718	215,055
Food and beverages	324,656	385,580	293,713
Duty free	628,769	600,300	584,218
VIP lounges	136,348	74,523	65,593
Financial services	62,927	60,885	59,479
Communications and networks	15,199	13,890	13,770
Car rentals	60,105	84,023	70,374
Commercial leasing	13,130	20,016	24,797
Advertising	179,104	149,244	104,830
Time sharing developers	241,398	225,927	237,783
Leasing of space to airlines and other complementary service providers (non-operating)	214,273	205,381	148,100
Lease outside the terminal	68,262	111,031	96,041
Convenience store	569,556	494,665	315,788
VIP Lounges operated directly	513,655	432,481	374,038
Royalties		2,277	7,141
Cargo operation and bonded warehouse	837,165
Hotel Operation	83,335
Revenues from sharing of commercial activities:
Retail operations	531,302	500,449	398,956
Food and beverages	835,559	617,302	484,804
Duty free	120,241	161,180	127,072
Financial services	31,538	41,736	31,518
Car rentals	750,708	526,202	471,340
Access fee for ground transportation	128,500	122,249	109,552
Non-airport access fees	16,621	32,557	45,187
Other leases	52,781	42,598	25,197
Services rendered to ASA	2,825	2,891	3,081
Various commercial-related revenues	159,209	124,846	117,529
Total unregulated revenues	6,736,048	5,229,951	4,424,956
Total of Non-aeronautical services	7,671,766	6,165,429	5,197,238
Total aeronautical and non-aeronautical services	$ 26,781,833	$ 25,432,824	$ 22,533,972